LONG-TERM DEBT AND LIQUIDITY	9 Months Ended
Sep. 30, 2018
LONG-TERM DEBT AND LIQUIDITY [Abstract]
LONG-TERM DEBT AND LIQUIDITY
4. LONG-TERM DEBT AND LIQUIDITY

Credit Facility

In 2012, the Company entered into a $430 million revolving credit facility, which in 2015 was increased to $500 million, with a syndicate of lenders in order to refinance its existing credit facility, fund future vessel acquisitions and for general corporate purposes (the "Credit Facility"). Amounts borrowed under the Credit Facility bear interest at an annual rate equal to LIBOR plus a margin and the Company pays a commitment fee, which is a percentage of the applicable margin, on any undrawn amounts. The maturity of the Credit Facility is December 2020. There are no repayment requirements before maturity on the Credit Facility.

In connection with the expansion of the Credit Facility, the Company incurred $4.6 million in deferred financing costs in 2015, which is amortized over the term of the loan and presented net of the outstanding loan balance.

Borrowings under the Credit Facility are secured by first priority mortgages over the Company's vessels and assignments of earnings and insurance. Under the Credit Facility, the Company is subject to certain covenants requiring among other things, the maintenance of (i) a minimum amount of value adjusted equity; (ii) a minimum value adjusted equity ratio; (iii) a minimum level of liquidity, (iv) positive working capital; and (v) a required security ratio of vessel values to draw on the facility. The security ratio and the market cap to value adjusted total assets ratio are based on the fair market value of vessels, compared to drawn amount on the Credit Facility. The Credit Facility also includes customary events of default including non-payment, breach of covenants, insolvency, cross default and material adverse change. A breach of any of these covenants would, unless waived, result in that the Credit Facility being callable by the lenders.

As of September 30, 2018 and December 31, 2017, the Company had $337.5 and $391.6 million drawn under its Credit Facility, respectively. The estimated fair value for the long-term debt is considered to be approximately equal to the carrying value since it bears spread and a variable interest rate.

As of December 31, 2016, the Company was in default with the minimum security ratio of vessel value debt covenant of the Credit Facility. A waiver was obtained lowering the required ratio to a level where the Company was in compliance. This waiver was effective until May 31, 2018. The waiver has subsequently been modified and amended.

On May 4, 2018 the Company entered into an amendment to the credit agreement for the Credit Facility modifying certain of the financial covenants until December 31, 2018, lowering the required security ratio to 135%, lowering the liquidity covenant to $15.0 million (original requirements to be reinstated upon delivery of the first newbuilding), the minimum market cap ratio to $200.0 million and the minimum market cap to value adjusted total assets from 45% to 25% for the remaining duration of the waiver. Under the revised terms of the credit agreement, the Company is unable to draw further on the Credit Facility and the margin is increased to 6.0% from January 1, 2018. The Company can distribute a maximum dividend of $0.03 per share or $4.3 million in the aggregate, subject to a corresponding amount being repaid under the Credit Facility. Further, until December 31, 2018, half of any proceeds received by the Company from the sale of equity, up to $75.0 million, must be used to repay the Credit Facility.

As of September 30, 2018 and as of the date of the issuance of this report, the Company is in compliance with the modified terms under the Credit Facility and the loan is not considered currently callable.

On March 10, 2018, June 12, 2018 and September 7, 2018 the Company repaid $4.2 million, $1.4 million and $2.8 million, respectively, on the Credit Facility in relation to dividends paid out. In June 2018, the Company further repaid $10.1 million in relation to the two vessels sold and delivered in the second quarter of 2018 and in July 2018 the Company repaid another $27.2 million when the remaining six vessels were delivered to their new owners. As part of the financing of the two newbuildings delivered in the third quarter of 2018, the Company also repaid $8.3 million on the Credit Facility. Consequently, the outstanding amount under the Credit Facility has been reduced from $391.6 million as of December 31, 2017 to $337.5 million as of September 30, 2018. Subsequent to September 30, 2018 a further repayment of $4.2 million has been done and the outstanding balance as of the date of this report is $333.3 million.

The Company signed on December 20, 2017 an agreement for a financing facility, or the Backstop Facility. The financing facility was providing for a senior secured loan facility of up to $375.0 million. The Backstop Facility was available for drawing from July 1, 2018. On June 18, 2018 the Company announced that it had decided to not proceed with a bond offering as it was considered not to be in the best interest of the shareholders of the Company. Subsequently, the Backstop facility that was not intended to be utilized with its associated terms has been cancelled and we are assessing different financing alternatives that we expect to finalize in 2018 or early 2019. Consequently, associated fees of $13.1 million has been expensed in full.

Financing of Newbuildings

On December 1, 2017, the Company announced the final agreements for the financing of the outstanding commitments of $39.0 million per ship, due on delivery, for our newbuildings with a subsidiary of Ocean Yield ASA. The three newbuildings were delivered in July, August and October 2018, respectively. Under the terms of the financing agreement, the lender has provided financing of 77.5% of the purchase price for each of the three newbuildings and paid the remaining payment obligations to Samsung. Net proceeds of $8.3 million received from Ocean Yield ASA has been used to pay down the drawn amount on the Credit Facility. Upon delivery of each of the vessels, the Company entered into ten-year bareboat charter agreements. The Company has obligations to purchase the vessels upon the completion of the ten-year bareboat charter agreement, but also have the option to purchase the vessels after sixty and eighty-four months. The financing has an effective interest rate of 7.28% and carries a floating LIBOR element that is subject to annual adjustment. The financing agreements contains certain financial covenants requiring us to maintain a minimum value adjusted equity of $175.0 million and ratio of 25%; a minimum liquidity of $20.0 million; and a minimum vessel value to outstanding lease clause.

As of September 30, 2018 the Company had taken delivery of two of the vessels and the outstanding amount under this financing arrangement is $85.6 million, where $4.8 million is presented as Current Portion of Long Term Debt. The Company has incurred $2.3 million in financing cost, which is amortized over the term of the financing arrangement and presented net of the outstanding loan balance.

Liquidity Outlook

The Company performs cash flow projections on a regular basis to evaluate whether it will be in a position to cover the liquidity needs for the next 12-month period and its compliance with financial and security ratios under the existing and potential future financing agreements. In developing estimates of future cash flows, we make assumptions about the vessels' future performance, market rates, operating expenses, capital expenditure, fleet utilization, general and administrative expenses, loan repayments and interest charges. The assumptions applied are based on historical experience and future expectations.

The Company also takes into account management plans that could include selling vessels, raising capital through public and private offerings and securing new long-term bank borrowings and other debt.  The Company has secured financing for the newbuildings and is assessing alternative financing arrangements for the outstanding balance under the Credit Facility.

The Company believes that the current cash and cash equivalents and the cash expected to be generated from operations and the implementation of the plans of management will be sufficient to meet the working capital needs and covenant requirements of the Company for the next 12 months from the date of this report.